Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Treasury shares [member]	Contributed surplus [member]	Retained earnings [member]	Total equity [member]
Balance at Dec. 31, 2022	$ 296,221		$ 23,254	$ (169,277)	$ 150,198
Balance, shares at Dec. 31, 2022	35,615,921
IfrsStatementLineItems [Line Items]
Stock based compensation			930		930
Stock options exercised	$ 11		(5)		6
Stock options exercised, shares	9,666
Net income				19,280	19,280
Balance at Dec. 31, 2023	$ 296,232		24,179	(149,997)	170,414
Balance, shares at Dec. 31, 2023	35,625,587
IfrsStatementLineItems [Line Items]
Stock based compensation			1,237		1,237
Stock options exercised	$ 87		(41)		46
Stock options exercised, shares	80,000
Net income				18,115	18,115
RSUs vested	$ 144		(144)
RSUs vested, shares	35,378
Treasury share purchases		$ (1,154)			(1,154)
Treasury share purchases, shares		(280,656)
Retirement of treasury shares	$ (1,154)	$ 1,154
Retirement of treasury shares, shares	(280,656)	280,656
Stock based compensation reserve for income taxes			149		149
Balance at Dec. 31, 2024	$ 295,309		$ 25,380	$ (131,882)	$ 188,807
Balance, shares at Dec. 31, 2024	35,460,309